T. ROWE PRICE Limited-Term Bond Portfolio
September 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 18.1%
Car Loan  6.0%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 42 42
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 78 80
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 218 221
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 218 221
AmeriCredit Automobile Receivables
Trust
Series 2020-3, Class C
1.06%, 8/18/26  65 65
AmeriCredit Automobile Receivables
Trust
Series 2021-1, Class C
0.89%, 10/19/26  147 145
AmeriCredit Automobile Receivables
Trust
Series 2021-1, Class D
1.21%, 12/18/26  115 112
AmeriCredit Automobile Receivables
Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 225
AmeriCredit Automobile Receivables
Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 408
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 230 233
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 340 334
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.38%, 12/26/31 (1) 200 201
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  145 144
CarMax Auto Owner Trust
Series 2023-2, Class C
5.57%, 11/15/28  265 270
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  175 181
Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  100 104
CarMax Auto Owner Trust
Series 2023-4, Class B
6.39%, 5/15/29  135 142
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  135 142
CarMax Auto Owner Trust
Series 2024-1, Class A4
4.94%, 8/15/29  75 77
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  140 143
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  100 104
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  50 51
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  65 66
Carmax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  65 67
Carmax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  290 299
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 179
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 24 23
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 200 205
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 274 277
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 75 76
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 50 51
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  140 141
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  450 453
Exeter Automobile Receivables Trust
Series 2024-4A, Class C
5.48%, 8/15/30  210 213
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  266 266

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  100 101
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  70 71
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  135 138
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 210 208
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 145 140
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  410 416
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 115 117
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 135 138
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 140 143
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  615 615
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  270 272
GM Financial Automobile Leasing Trust
Series 2024-2, Class B
5.56%, 5/22/28  295 302
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  40 41
Huntington Bank Auto Credit-Linked
Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 288 293
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 5 5
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 45 46
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 25 25
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 40 41
Par/Shares $ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master
Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 175 177
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 11 11
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32 (1) 22 22
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 184 187
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 241 244
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 250 253
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 250 253
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  255 249
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  365 361
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  330 330
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 75 75
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 75 76
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 70 71
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 265 271
SFS Auto Receivables Securitization
Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 80 81
SFS Auto Receivables Securitization
Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 25 26
SFS Auto Receivables Securitization
Trust
Series 2024-2A, Class A4
5.26%, 8/20/30 (1) 70 72
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 158 161

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 150
12,345
Other Asset-Backed Securities  11.6%
Allegro IX
Series 2018-3A, Class B1R, CLO, FRN
3M TSFR + 1.85%, 7.136%, 10/16/31 (1) 610 610
Amur Equipment Finance Receivables
XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 95 96
Amur Equipment Finance Receivables
XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 100 103
Apidos XVIII
Series 2018-18A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.432%, 10/22/30 (1) 297 297
Apidos Xxv
Series 2016-25A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.432%, 10/20/31 (1) 378 378
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 272 268
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 334 337
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 120 123
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.623%, 4/15/34 (1) 250 250
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 7.101%, 10/15/30 (1) 375 376
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 6.318%, 11/15/30 (1) 419 420
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 108 106
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M TSFR + 1.362%, 6.663%, 7/15/33 (1) 290 290
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 100 100
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 100
CNH Equipment Trust
Series 2024-B, Class A3
5.19%, 9/17/29  125 128
CNH Equipment Trust
Series 2024-B, Class A4
5.23%, 11/17/31  115 119
Par/Shares $ Value
(Amounts in 000s)
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 105 106
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 55 53
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 423 412
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 100 103
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 102
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 185 189
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 70 71
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 20 20
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 189 187
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 105 102
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.647%, 7/17/34 (1) 250 250
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 139 136
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 37 35
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 86 89
FirstKey Homes Trust
Series 2020-SFR1, Class D
2.241%, 8/17/37 (1) 500 485
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 315 304
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 116 115
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 6.679%, 10/18/33 (1) 580 581
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 127 125
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 424 398

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 87 78
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 47 46
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 258 265
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 67 70
HPEFS Equipment Trust
Series 2021-2A, Class D
1.29%, 3/20/29 (1) 111 111
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28 (1) 275 278
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 100 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100 102
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 200 206
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 340 345
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100 102
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 105 108
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 209 200
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.433%, 11/21/30 (1) 403 404
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 6.495%, 7/27/31 (1) 230 231
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.075%, 7/27/31 (1) 250 250
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 7.332%, 10/20/29 (1) 250 251
Madison Park Funding XXIX
Series 2018-29A, Class BR, CLO, FRN
3M TSFR + 1.80%, 7.079%, 10/18/30 (1) 530 531
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.591%, 10/15/32 (1) 485 485
Marathon Static
Series 2022-18A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.432%, 7/20/30 (1) 276 277
Par/Shares $ Value
(Amounts in 000s)
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 6.558%, 7/16/31 (1) 165 165
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 6.482%, 1/20/32 (1) 570 570
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 6.512%, 4/20/33 (1) 250 250
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.009%, 10/18/33 (1) 250 251
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 7.929%, 10/18/33 (1) 250 251
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100 95
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 61 58
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 80 78
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 28 26
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 206 208
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 99 102
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 80 83
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.941%, 10/18/30 (1) 255 255
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.531%, 1/20/32 (1) 378 378
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.851%, 7/15/33 (1) 315 315
OCP
Series 2017-13A, Class A1AR, CLO, FRN
3M TSFR + 1.222%, 6.523%, 7/15/30 (1) 192 192
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M TSFR + 1.812%, 7.113%, 7/15/30 (1) 315 315
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.432%, 10/20/30 (1) 378 378
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 19 19
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 180 180

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 73 73
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 36 36
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100 103
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 104
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 6.455%, 7/30/31 (1) 235 235
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 6.432%, 1/20/31 (1) 397 397
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 100 101
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 165 169
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 8/20/32 (1)(2) 640 640
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 6.935%, 7/25/31 (1) 530 531
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 155 162
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 290 299
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 14 14
Sierra Timeshare Receivables Funding
Series 2021-2A, Class B
1.80%, 9/20/38 (1) 42 40
Sierra Timeshare Receivables Funding
Series 2021-2A, Class C
1.95%, 9/20/38 (1) 86 83
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M TSFR + 1.712%, 6.996%, 10/25/29 (1) 350 348
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M TSFR + 1.282%, 6.583%, 1/15/34 (1) 389 389
Symphony XXIII
Series 2020-23A, Class BR, CLO, FRN
3M TSFR + 1.862%, 7.163%, 1/15/34 (1) 250 250
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 6.624%, 4/20/33 (1) 235 235
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 6.482%, 10/20/30 (1) 433 433
Par/Shares $ Value
(Amounts in 000s)
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 6.501%, 7/15/30 (1) 270 270
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 6.532%, 7/20/31 (1) 463 463
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 140 140
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 255 258
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 6.464%, 1/20/32 (1) 340 340
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 6.615%, 1/25/34 (1) 580 581
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 173 176
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100 102
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 7.101%, 10/15/31 (1) 250 251
23,797
Student Loan  0.4%
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 64 62
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 45 43
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 31 29
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 86 80
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 40 38
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 5.813%, 3/22/32  168 162
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 5.709%, 3/26/68 (1) 95 95
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 199 184
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 74 69
762

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Whole Business  0.1%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 345 349
349
Total Asset-Backed Securities
(Cost $36,927) 37,253
CORPORATE BONDS
 40.6%
FINANCIAL INSTITUTIONS
 13.2%
Banking  8.0%
American Express, 2.25%, 3/4/25  445 440
American Express, VR, 5.043%,
7/26/28 (3)(4) 180 184
American Express, VR, 5.098%,
2/16/28 (3) 105 107
American Express, VR, 5.532%,
4/25/30 (3) 205 214
Banco Santander, 3.496%, 3/24/25  200 199
Banco Santander, VR, 5.552%,
3/14/28 (3) 200 204
Banco Santander Mexico Institucion
de Banca Multiple Grupo Financiero
Santand, 5.375%, 4/17/25 (1) 200 200
Bank of America, VR, 1.734%, 7/22/27 (3) 190 181
Bank of America, VR, 3.384%, 4/2/26 (3) 265 263
Bank of America, VR, 5.08%, 1/20/27 (3) 200 202
Bank of Montreal, 3.70%, 6/7/25  350 348
Bank of New York Mellon, VR, 4.414%,
7/24/26 (3) 225 224
Bank of New York Mellon, VR, 4.947%,
4/26/27 (3) 255 257
Bank of New York Mellon, VR, 5.148%,
5/22/26 (3) 250 251
Banque Federative du Credit Mutuel,
0.998%, 2/4/25 (1) 280 276
Banque Federative du Credit Mutuel,
4.935%, 1/26/26 (1) 200 201
Barclays, VR, 5.304%, 8/9/26 (3) 200 201
Barclays, VR, 7.325%, 11/2/26 (3) 205 210
BPCE, 4.50%, 3/15/25 (1) 395 394
CaixaBank, VR, 6.684%, 9/13/27 (1)(3) 290 301
Capital One Financial, VR, 2.636%,
3/3/26 (3) 265 262
Capital One Financial, VR, 4.985%,
7/24/26 (3) 205 205
Capital One Financial, VR, 6.312%,
6/8/29 (3) 120 126
Capital One Financial, VR, 7.149%,
10/29/27 (3) 115 121
Citigroup, 4.40%, 6/10/25  230 229
Citigroup, VR, 3.106%, 4/8/26 (3) 240 238
Citigroup, VR, 5.174%, 2/13/30 (3) 185 189
Credicorp, 2.75%, 6/17/25 (1) 200 196
Danske Bank, VR, 4.613%, 10/2/30 (1)(3) 200 199
Danske Bank, VR, 5.427%, 3/1/28 (1)(3) 200 205
Par/Shares $ Value
(Amounts in 000s)
Danske Bank, VR, 6.259%, 9/22/26 (1)(3) 200 203
Fifth Third Bancorp, VR, 4.895%,
9/6/30 (3) 80 81
Fifth Third Bank, VR, 5.852%,
10/27/25 (3) 335 335
Goldman Sachs Group, 3.50%, 4/1/25  250 248
Goldman Sachs Group, VR, 4.482%,
8/23/28 (3) 190 191
Goldman Sachs Group, VR, 5.798%,
8/10/26 (3) 390 393
HDFC Bank, 5.686%, 3/2/26  250 254
HSBC Holdings, VR, 2.099%, 6/4/26 (3) 375 368
HSBC Holdings, VR, 5.597%, 5/17/28 (3) 260 266
Huntington National Bank, VR, 5.699%,
11/18/25 (3) 250 250
JPMorgan Chase, FRN, SOFR + 0.885%,
6.098%, 4/22/27  75 75
JPMorgan Chase, VR, 2.083%,
4/22/26 (3) 460 453
JPMorgan Chase, VR, 4.08%, 4/26/26 (3) 440 438
JPMorgan Chase, VR, 4.979%,
7/22/28 (3) 200 203
JPMorgan Chase, VR, 5.04%, 1/23/28 (3) 180 183
Lloyds Banking Group, VR, 5.462%,
1/5/28 (3)(4) 220 225
Morgan Stanley, VR, 1.164%,
10/21/25 (3) 195 195
Morgan Stanley, VR, 2.63%, 2/18/26 (3) 250 247
Morgan Stanley, VR, 6.138%,
10/16/26 (3) 250 254
Morgan Stanley Bank, 4.754%, 4/21/26  250 252
Northern Trust, 3.95%, 10/30/25  155 154
PNC Financial Services Group, VR,
4.758%, 1/26/27 (3) 265 266
PNC Financial Services Group, VR,
5.671%, 10/28/25 (3) 355 355
PNC Financial Services Group, VR,
5.812%, 6/12/26 (3) 100 101
Santander Holdings USA, VR, 2.49%,
1/6/28 (3) 190 180
Santander Holdings USA, VR, 6.124%,
5/31/27 (3) 40 41
Societe Generale, VR, 5.519%,
1/19/28 (1)(3) 470 476
Standard Chartered, 4.30%, 2/19/27 (1) 200 198
Standard Chartered, VR, 1.822%,
11/23/25 (1)(3) 200 199
Standard Chartered, VR, 5.688%,
5/14/28 (1)(3) 200 205
State Street, 5.272%, 8/3/26  320 327
State Street, VR, 4.857%, 1/26/26 (3) 115 115
State Street, VR, 5.104%, 5/18/26 (3) 180 180
U.S. Bancorp, VR, 4.548%, 7/22/28 (3) 280 282
U.S. Bancorp, VR, 5.727%, 10/21/26 (3) 145 147
UBS Group, VR, 1.494%, 8/10/27 (1)(3) 200 189
UBS Group, VR, 4.488%, 5/12/26 (1)(3) 200 199
UBS Group, VR, 6.327%, 12/22/27 (1)(3) 200 208
Wells Fargo, VR, 2.188%, 4/30/26 (3) 205 201

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, VR, 3.908%, 4/25/26 (3) 280 278
Wells Fargo, VR, 4.54%, 8/15/26 (3) 275 274
16,516
Brokerage Asset Managers
Exchanges  0.5%
Charles Schwab, 2.45%, 3/3/27  413 397
Charles Schwab, 3.20%, 3/2/27  135 132
LPL Holdings, 5.70%, 5/20/27  294 300
LPL Holdings, 6.75%, 11/17/28  90 97
Nasdaq, 5.65%, 6/28/25  45 45
971
Finance Companies  1.0%
AerCap Ireland Capital, 1.65%, 10/29/24  167 167
AerCap Ireland Capital, 6.10%, 1/15/27  155 160
AerCap Ireland Capital, 6.45%, 4/15/27  422 444
Avolon Holdings Funding, 2.125%,
2/21/26 (1) 200 192
Avolon Holdings Funding, 2.875%,
2/15/25 (1) 250 247
Avolon Holdings Funding, 5.75%,
3/1/29 (1) 190 195
Avolon Holdings Funding, 6.375%,
5/4/28 (1) 90 94
GATX, 3.25%, 3/30/25  25 25
GATX, 3.25%, 9/15/26  417 408
GATX, 3.85%, 3/30/27  80 79
GATX, 5.40%, 3/15/27  135 138
2,149
Financial Other  0.2%
LeasePlan, 2.875%, 10/24/24 (1) 400 399
399
Insurance  3.1%
Athene Global Funding, 1.716%,
1/7/25 (1) 435 431
Athene Global Funding, 4.86%,
8/27/26 (1) 220 221
Athene Global Funding, 5.349%,
7/9/27 (1) 220 224
Athene Global Funding, 5.684%,
2/23/26 (1) 275 279
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1) 70 67
Centene, 4.625%, 12/15/29  205 201
CNO Global Funding, 1.65%, 1/6/25 (1) 240 238
CNO Global Funding, 1.75%, 10/7/26 (1) 505 477
Corebridge Financial, 3.50%, 4/4/25  205 203
Corebridge Global Funding, 4.65%,
8/20/27 (1) 105 106
Corebridge Global Funding, 5.20%,
1/12/29 (1) 90 92
Elevance Health, 5.35%, 10/15/25  85 86
Equitable Financial Life Global Funding,
1.00%, 1/9/26 (1) 95 91
Equitable Financial Life Global Funding,
1.10%, 11/12/24 (1) 360 358
Equitable Financial Life Global Funding,
1.40%, 7/7/25 (1) 35 34
Par/Shares $ Value
(Amounts in 000s)
Equitable Financial Life Global Funding,
1.70%, 11/12/26 (1) 150 142
First American Financial, 4.60%, 11/15/24  450 449
Health Care Service A Mutual Legal
Reserve, 1.50%, 6/1/25 (1) 325 317
Health Care Service A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 145 149
Highmark, 1.45%, 5/10/26 (1) 115 109
Humana, 1.35%, 2/3/27  90 84
Humana, 3.85%, 10/1/24  180 180
Humana, 4.50%, 4/1/25  145 145
Humana, 5.75%, 3/1/28  85 88
Jackson National Life Global Funding,
1.75%, 1/12/25 (1) 290 287
Jackson National Life Global Funding,
5.55%, 7/2/27 (1) 185 189
Jackson National Life Global Funding,
5.60%, 4/10/26 (1) 300 304
Metropolitan Life Global Funding I, 4.05%,
8/25/25 (1) 335 334
Northwestern Mutual Global Funding,
4.35%, 9/15/27 (1) 215 217
Reinsurance Group of America, 3.95%,
9/15/26  214 212
6,314
Real Estate Investment Trusts  0.4%
Essex Portfolio, 3.375%, 4/15/26  199 196
Realty Income, 5.05%, 1/13/26  65 65
WP Carey, 4.00%, 2/1/25  465 462
723
Total Financial Institutions 27,072
INDUSTRIAL
 24.8%
Basic Industry  1.0%
BHP Billiton Finance USA, 5.25%, 9/8/26  440 449
Celanese U.S. Holdings, 6.05%, 3/15/25  148 148
FMC, 3.20%, 10/1/26  135 132
LYB International Finance III, 1.25%,
10/1/25  177 171
Newmont, 5.30%, 3/15/26  120 122
Nucor, 3.95%, 5/23/25  125 124
Nutrien, 4.90%, 3/27/28  110 112
POSCO, 4.375%, 8/4/25  450 449
Sherwin-Williams, 4.25%, 8/8/25  110 110
Sherwin-Williams, 4.55%, 3/1/28  225 228
2,045
Capital Goods  1.2%
Amcor Flexibles North America, 4.00%,
5/17/25  210 209
Amphenol, 2.05%, 3/1/25  220 217
Amphenol, 4.75%, 3/30/26  363 366
Amphenol, 5.05%, 4/5/27  100 102
BAE Systems, 5.00%, 3/26/27 (1) 220 223
Boeing, 6.259%, 5/1/27 (1) 235 243
Carrier Global, 2.242%, 2/15/25  64 63
Fortive, 3.15%, 6/15/26  219 215
John Deere Capital, 4.20%, 7/15/27 (4) 245 247

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Mohawk Industries, 5.85%, 9/18/28  150 158
Owens Corning, 3.40%, 8/15/26  133 131
Owens Corning, 5.50%, 6/15/27  170 175
Regal Rexnord, 6.05%, 2/15/26  170 173
2,522
Communications  4.2%
American Tower, 1.60%, 4/15/26  373 357
American Tower, 2.40%, 3/15/25  170 168
American Tower, 3.55%, 7/15/27  178 174
AT&T, 4.10%, 2/15/28  95 95
Charter Communications Operating,
4.908%, 7/23/25  221 221
Charter Communications Operating,
6.15%, 11/10/26  120 123
Cox Communications, 3.35%, 9/15/26 (1) 90 88
Cox Communications, 3.50%, 8/15/27 (1) 100 97
Cox Communications, 3.85%, 2/1/25 (1) 70 70
Crown Castle, 1.05%, 7/15/26  255 241
Crown Castle, 2.90%, 3/15/27  265 256
Crown Castle, 4.45%, 2/15/26  320 320
Crown Castle, 5.00%, 1/11/28  85 87
Crown Castle, 5.60%, 6/1/29  145 151
Crown Castle Towers, 4.241%,
7/15/28 (1) 80 78
GTP Acquisition Partners I, 3.482%,
6/16/25 (1) 465 460
KT, 4.00%, 8/8/25 (1) 450 447
KT, 4.125%, 2/2/28 (1) 200 199
NTT Finance, 4.239%, 7/25/25 (1) 200 200
Rogers Communications, 2.95%, 3/15/25  430 426
Rogers Communications, 3.20%, 3/15/27  310 302
Rogers Communications, 5.00%, 2/15/29  285 290
SBA Tower Trust, 1.631%, 11/15/26 (1) 180 169
SBA Tower Trust, 1.884%, 1/15/26 (1) 150 145
SBA Tower Trust, 2.328%, 1/15/28 (1) 110 102
SBA Tower Trust, 2.836%, 1/15/25 (1) 325 323
SBA Tower Trust, 4.831%, 10/15/29 (1) 565 565
SBA Tower Trust, 6.599%, 1/15/28 (1) 290 301
SBA Tower Trust, Series 2014-2A, Class
C, STEP, 3.869%, 10/15/49 (1) 520 520
T-Mobile USA, 2.25%, 2/15/26  195 190
T-Mobile USA, 3.50%, 4/15/25  265 263
Take-Two Interactive Software, 3.55%,
4/14/25  150 149
Take-Two Interactive Software, 5.00%,
3/28/26  265 267
Verizon Communications, 1.45%, 3/20/26  270 259
Verizon Communications, 2.625%,
8/15/26  395 384
8,487
Consumer Cyclical  6.1%
Advance Auto Parts, 5.90%, 3/9/26  225 227
Aptiv, 4.65%, 9/13/29  200 199
AutoZone, 3.625%, 4/15/25  120 119
AutoZone, 6.25%, 11/1/28  175 187
BMW U.S. Capital, 4.60%, 8/13/27 (1) 490 496
Par/Shares $ Value
(Amounts in 000s)
Daimler Truck Finance North America,
1.625%, 12/13/24 (1) 260 258
Daimler Truck Finance North America,
5.00%, 1/15/27 (1) 150 152
Daimler Truck Finance North America,
5.125%, 9/25/27 (1) 175 179
Daimler Truck Finance North America,
5.15%, 1/16/26 (1) 150 151
Daimler Truck Finance North America,
5.20%, 1/17/25 (1) 150 150
Darden Restaurants, 4.35%, 10/15/27  290 290
Dollar General, 3.875%, 4/15/27 (4) 97 96
Dollar General, 4.125%, 5/1/28  323 318
Dollar General, 4.625%, 11/1/27  155 155
Dollar General, 5.20%, 7/5/28 (4) 166 169
Ford Motor Credit, 5.125%, 6/16/25  290 290
Ford Motor Credit, 5.125%, 11/5/26  200 201
Ford Motor Credit, 5.80%, 3/5/27  235 239
General Motors Financial, 2.90%, 2/26/25  485 480
General Motors Financial, 5.35%, 7/15/27  295 301
General Motors Financial, 5.40%, 4/6/26  135 137
General Motors Financial, 5.40%, 5/8/27  115 117
General Motors Financial, 5.55%, 7/15/29  90 93
Genuine Parts, 1.75%, 2/1/25  105 104
Hyundai Capital America, 5.25%,
1/8/27 (1) 100 102
Hyundai Capital America, 5.50%,
3/30/26 (1) 120 122
Hyundai Capital America, 5.60%,
3/30/28 (1) 160 165
Hyundai Capital America, 6.25%,
11/3/25 (1) 120 122
Hyundai Capital Services, 2.125%,
4/24/25 (1) 200 197
Lowe's, 1.70%, 9/15/28  54 49
Lowe's, 3.35%, 4/1/27  80 78
Lowe's, 4.40%, 9/8/25  305 305
Lowe's, 4.80%, 4/1/26  175 176
Marriott International, 3.75%, 3/15/25  55 55
Marriott International, 5.45%, 9/15/26  90 92
Marriott International, Series EE, 5.75%,
5/1/25  55 55
Marriott International, Series R, 3.125%,
6/15/26  365 358
Mercedes-Benz Finance North America,
4.80%, 3/30/26 (1) 190 191
Mercedes-Benz Finance North America,
4.80%, 1/11/27 (1) 565 572
O'Reilly Automotive, 5.75%, 11/20/26  573 590
Ross Stores, 0.875%, 4/15/26  290 275
Ross Stores, 4.60%, 4/15/25  810 807
Starbucks, 3.50%, 3/1/28  110 108
Starbucks, 4.00%, 11/15/28  80 80
Starbucks, 4.75%, 2/15/26  215 216
Tapestry, 7.00%, 11/27/26  45 47
Tapestry, 7.05%, 11/27/25  40 41
Toyota Motor Credit, 4.55%, 8/7/26  305 308

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Uber Technologies, 4.50%, 8/15/29 (1) 463 460
VF, 2.40%, 4/23/25  425 418
VF, 2.80%, 4/23/27  225 213
Volkswagen Group of America Finance,
3.95%, 6/6/25 (1) 200 199
Volkswagen Group of America Finance,
4.85%, 8/15/27 (1) 340 343
Volkswagen Group of America Finance,
5.70%, 9/12/26 (1) 240 245
Volkswagen Group of America Finance,
5.80%, 9/12/25 (1) 280 283
Volkswagen Group of America Finance,
6.00%, 11/16/26 (1) 200 206
12,586
Consumer Non-Cyclical  5.8%
AbbVie, 2.60%, 11/21/24  715 712
AbbVie, 2.95%, 11/21/26  510 499
Altria Group, 2.625%, 9/16/26  215 209
BAT International Finance, 1.668%,
3/25/26  225 216
BAT International Finance, 4.448%,
3/16/28  460 459
Becton Dickinson & Company, 3.734%,
12/15/24  78 78
Becton Dickinson & Company, 4.693%,
2/13/28  375 379
Becton Dickinson & Company, 6.70%,
12/1/26  183 191
Cardinal Health, 3.50%, 11/15/24  215 214
Coca-Cola Europacific Partners, 1.50%,
1/15/27 (1) 200 187
CSL Finance, 3.85%, 4/27/27 (1) 90 89
CVS Health, 1.30%, 8/21/27  545 500
CVS Health, 2.875%, 6/1/26  115 112
CVS Health, 3.00%, 8/15/26  105 102
CVS Health, 5.00%, 2/20/26  255 257
HCA, 3.125%, 3/15/27  260 252
HCA, 5.375%, 2/1/25  165 165
HCA, 5.625%, 9/1/28  525 545
HCA, 5.875%, 2/15/26  185 187
Heineken, 3.50%, 1/29/28 (1) 1,000 983
Icon Investments Six, 5.809%, 5/8/27  400 413
IQVIA, 6.25%, 2/1/29  125 133
Kroger, 2.65%, 10/15/26  209 203
Kroger, 3.70%, 8/1/27  54 53
Kroger, 4.60%, 8/15/27  94 95
Mars, 4.55%, 4/20/28 (1) 355 359
Mattel, 3.375%, 4/1/26 (1) 210 205
Mattel, 5.875%, 12/15/27 (1) 230 232
Mondelez International, 2.625%, 3/17/27  190 183
Mondelez International Holdings
Netherlands, 4.25%, 9/15/25 (1) 200 199
PeaceHealth Obligated Group, Series
2020, 1.375%, 11/15/25  50 48
Pernod Ricard, 3.25%, 6/8/26 (1) 495 487
Philip Morris International, 4.875%,
2/13/26  230 232
Par/Shares $ Value
(Amounts in 000s)
Philip Morris International, 5.125%,
11/15/24  270 270
Solventum, 5.45%, 2/25/27 (1) 505 515
Stryker, 4.25%, 9/11/29  225 225
Utah Acquisition Sub, 3.95%, 6/15/26  263 261
Viatris, 2.30%, 6/22/27  203 191
Viterra Finance, 2.00%, 4/21/26 (1) 200 192
Viterra Finance, 4.90%, 4/21/27 (1) 280 282
Zoetis, 3.00%, 9/12/27  528 510
Zoetis, 5.40%, 11/14/25  260 263
11,887
Energy  2.6%
Canadian Natural Resources, 2.05%,
7/15/25  335 328
Columbia Pipelines Holding, 6.055%,
8/15/26 (1) 40 41
DCP Midstream Operating, 5.375%,
7/15/25  309 310
Diamondback Energy, 5.20%, 4/18/27  130 133
Enbridge, 2.50%, 1/15/25  265 263
Enbridge, 2.50%, 2/14/25  150 149
Enbridge, 5.90%, 11/15/26  110 114
Enbridge, 6.00%, 11/15/28  90 96
Energy Transfer, 2.90%, 5/15/25  65 64
Energy Transfer, 5.25%, 7/1/29  160 165
Energy Transfer, 6.05%, 12/1/26  400 414
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 105 102
Occidental Petroleum, 5.00%, 8/1/27  160 162
Occidental Petroleum, 5.20%, 8/1/29  115 117
Occidental Petroleum, 5.875%, 9/1/25  280 281
ONEOK, 4.25%, 9/24/27  400 399
ONEOK, 5.55%, 11/1/26  245 250
Ovintiv, 5.65%, 5/15/25  215 216
Pioneer Natural Resources, 5.10%,
3/29/26  238 241
Sabine Pass Liquefaction, 5.625%, 3/1/25  104 104
South Bow USA Infrastructure Holdings,
4.911%, 9/1/27 (1) 185 186
TER Finance Jersey, Series 21, Zero
Coupon, 1/2/25 (1)(5) 200 197
TransCanada PipeLines, 6.203%, 3/9/26  415 415
Williams, 4.80%, 11/15/29  165 167
Williams, 5.40%, 3/2/26  455 461
5,375
Technology  2.4%
Analog Devices, FRN, SOFR + 0.25%,
5.578%, 10/1/24  70 70
Atlassian, 5.25%, 5/15/29  105 109
Cadence Design Systems, 4.20%,
9/10/27  145 146
CDW, 5.10%, 3/1/30  80 81
Fiserv, 5.15%, 3/15/27  235 240
Fortinet, 1.00%, 3/15/26  160 152
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 208
Hewlett Packard Enterprise, 4.45%,
9/25/26 (4) 330 330
Intel, 3.75%, 8/5/27 (4) 165 162

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Intel, 4.00%, 8/5/29  180 175
Intel, 4.875%, 2/10/28  56 57
Micron Technology, 4.185%, 2/15/27  50 50
Micron Technology, 4.975%, 2/6/26  50 50
Micron Technology, 5.375%, 4/15/28  260 268
NXP, 2.70%, 5/1/25  300 296
NXP, 3.15%, 5/1/27  20 19
NXP, 3.875%, 6/18/26  155 154
NXP, 4.40%, 6/1/27  35 35
Oracle, 5.80%, 11/10/25  140 142
PayPal Holdings, 2.85%, 10/1/29  376 353
Qorvo, 1.75%, 12/15/24  125 124
S&P Global, 2.45%, 3/1/27  510 492
Western Digital, 4.75%, 2/15/26  475 470
Western Union, 2.85%, 1/10/25  666 661
Workday, 3.50%, 4/1/27  120 118
4,962
Transportation  1.5%
American Airlines PTT, Series 2017-2,
Class B, 3.70%, 10/15/25  218 213
Canadian Pacific Railway, 1.35%, 12/2/24  315 313
Canadian Pacific Railway, 1.75%, 12/2/26  135 128
Element Fleet Management, 5.643%,
3/13/27 (1) 175 179
ERAC USA Finance, 4.60%, 5/1/28 (1) 345 348
ERAC USA Finance, 5.00%, 2/15/29 (1) 140 144
FedEx, 3.25%, 4/1/26  312 307
HPHT Finance, 2.875%, 11/5/24  600 599
Penske Truck Leasing, 2.70%, 11/1/24 (1) 120 120
Penske Truck Leasing, 3.95%, 3/10/25 (1) 180 179
Penske Truck Leasing, 5.35%, 1/12/27 (1) 95 97
Penske Truck Leasing, 5.75%, 5/24/26 (1) 490 499
3,126
Total Industrial 50,990
UTILITY
 2.6%
Electric  2.2%
AES, 3.30%, 7/15/25 (1) 190 187
American Electric Power, 5.20%, 1/15/29  325 335
Appalachian Power, Series X, 3.30%,
6/1/27  437 426
Constellation Energy Generation, 5.60%,
3/1/28  145 151
DTE Energy, 4.95%, 7/1/27  150 152
DTE Energy, STEP, 4.22%, 11/1/24  240 240
Enel Finance International, 1.625%,
7/12/26 (1) 265 252
Enel Finance International, 6.80%,
10/14/25 (1) 200 205
Exelon, 5.15%, 3/15/29  100 103
FirstEnergy, Series B, 3.90%, 7/15/27  205 203
FirstEnergy Transmission, 4.55%,
1/15/30 (1) 80 81
Georgia Power, 5.004%, 2/23/27  85 87
NextEra Energy Capital Holdings,
1.875%, 1/15/27  310 294
Par/Shares $ Value
(Amounts in 000s)
NextEra Energy Capital Holdings, 4.45%,
6/20/25  230 230
NextEra Energy Capital Holdings,
5.749%, 9/1/25  130 131
NextEra Energy Capital Holdings,
6.051%, 3/1/25  115 116
Pacific Gas & Electric, 3.50%, 6/15/25  220 217
Southern, 5.113%, 8/1/27  180 183
Southern California Edison, 4.40%,
9/6/26 (4) 485 489
Terraform Global Operating, 6.125%,
3/1/26 (1) 450 448
Vistra Operations, 5.125%, 5/13/25 (1) 110 110
4,640
Natural Gas  0.4%
Engie, 5.25%, 4/10/29 (1) 200 206
NiSource, 5.25%, 3/30/28  60 62
Sempra, 3.30%, 4/1/25  175 173
Sempra, 5.40%, 8/1/26  125 128
Southern California Gas, 2.95%, 4/15/27  185 180
749
Total Utility 5,389
Total Corporate Bonds
(Cost $82,992) 83,451
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 1.9%
Government Sponsored  0.2%
MEGlobal Canada, 5.00%, 5/18/25  450 450
450
Owned No Guarantee  1.7%
Bank Mandiri Persero, 5.50%, 4/4/26  500 505
Korea Electric Power, 5.375%, 7/31/26 (1) 450 459
Korea Housing Finance, 4.625%,
2/24/28 (1) 440 447
Korea Hydro & Nuclear Power, 4.25%,
7/27/27 (1) 200 200
NBN, 1.45%, 5/5/26 (1) 405 388
Pelabuhan Indonesia Persero, 4.875%,
10/1/24  450 450
QNB Finance, 2.625%, 5/12/25  450 443
State Bank of India, 1.80%, 7/13/26  500 477
3,369
Total Foreign Government Obligations
& Municipalities
(Cost $3,804) 3,819
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 7.0%
Collateralized Mortgage
Obligations  3.6%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 19 18

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 98 85
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66 (1) 28 24
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 90 77
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66 (1) 94 79
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66 (1) 88 74
Angel Oak Mortgage Trust
Series 2024-9, Class A2, CMO, STEP
5.341%, 9/25/69 (1) 345 345
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM
8.10%, 9/25/29, Acquisition Date: 8/29/24,
Cost $265 (6) 265 265
Bayview MSR Opportunity Master Fund
Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51 (1) 127 114
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56 (1) 221 197
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 70 62
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 93 86
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 69 59
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 48 42
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 90 77
CROSS Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 430 430
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 21 20
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 43 38
EFMT
Series 2024-INV2, Class A1, CMO, ARM
5.035%, 10/25/69 (1) 245 245
EFMT
Series 2024-INV2, Class A2, CMO, ARM
5.289%, 10/25/69 (1) 100 100
Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 14 13
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 56 47
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 5.819%, 3/25/50 (1) 124 117
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.641%, 12/25/46 (1) 40 39
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.86%, 5/25/47 (1) 17 17
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 36 33
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 10 10
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 16 15
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 221
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 326
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO,
ARM
5.821%, 7/25/44 (1) 3 3
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 92 78
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO,
STEP
4.767%, 6/25/67 (1) 308 305
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 84 77
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 29 28
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 43 38
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51 (1) 332 299
OBX Trust
Series 2019-EXP2, Class 2A2, CMO,
ARM
1M TSFR + 1.314%, 6.592%, 6/25/59 (1) 16 15

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP1, Class 2A2, CMO,
ARM
1M TSFR + 1.064%, 5.919%, 2/25/60 (1) 24 23
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 87 76
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 23 20
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 50 46
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 177 158
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 24 23
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 3 3
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 34 31
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 138 136
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 70 65
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 216 190
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.93%, 1/25/34 (1) 53 53
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 7.08%, 11/25/41 (1) 90 91
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO,
ARM
SOFR30A + 2.95%, 8.23%, 6/25/42 (1) 188 193
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.13%, 11/25/43 (1) 95 97
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 6.53%, 3/25/44 (1) 339 339
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 48 42
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62 (1) 347 333
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 73 65
Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
4.00%, 11/25/59 (1) 117 116
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59 (1) 99 98
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60 (1) 163 159
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 22 21
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 30 27
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 40 36
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 28 25
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 53 47
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 79 68
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 15 14
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 57 52
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67 (1) 270 250
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68 (1) 104 106
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 84 85
Verus Securitization Trust
Series 2023-INV3, Class A2, CMO, ARM
7.33%, 11/25/68 (1) 94 97
7,303
Commercial Mortgage-Backed
Securities  3.3%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 6.361%, 4/15/34 (1) 265 240
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  48 50
BANK5
Series 2024-5YR8, Class AS, ARM
6.378%, 8/15/57  185 195
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  192 194

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
BBCMS Mortgage Trust
Series 2024-5C27, Class A1
5.502%, 7/15/57  97 99
BCP Trust
Series 2021-330N, Class A, ARM
1M TSFR + 0.913%, 6.01%, 6/15/38 (1) 120 111
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 10/15/28  119 121
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  116 119
Benchmark Mortgage Trust
Series 2024-V9, Class AS, ARM
6.064%, 8/15/57  170 178
BMO Mortgage Trust
Series 2024-5C5, Class AS, ARM
6.364%, 2/15/57  265 281
BMO Mortgage Trust
Series 2024-C8, Class A1
5.542%, 3/15/57  128 130
BPR Trust
Series 2021-TY, Class B, ARM
1M TSFR + 1.264%, 6.361%, 9/15/38 (1) 200 196
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M TSFR + 2.014%, 7.111%, 8/15/38 (1) 166 124
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 6.087%, 1/17/39 (1) 190 188
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM
1M TSFR + 1.641%, 6.738%, 5/15/41 (1) 227 227
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 6.938%, 5/15/41 (1) 227 227
BX Trust
Series 2021-ARIA, Class C, ARM
1M TSFR + 1.76%, 6.857%, 10/15/36 (1) 145 144
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.635%, 5/10/35 (1) 205 197
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35 (1) 150 144
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.722%, 8/10/47 (1) 126 118
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1) 100 97
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
4.343%, 10/10/29 (1) 100 91
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 62 59
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M TSFR + 1.814%, 6.911%, 7/15/38 (1) 174 173
Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage Multifamily
Structured PTC
Series K753, Class A1
4.60%, 6/25/30  156 159
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M TSFR + 1.864%, 6.961%, 5/15/26 (1) 160 125
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM
1M TSFR + 1.941%, 7.037%, 5/15/37 (1) 240 239
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 2.214%, 7.311%, 9/15/29 (1) 355 294
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 7.231%, 10/15/33 (1) 255 238
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class C, ARM
1M TSFR + 2.534%, 7.631%, 10/15/33 (1) 210 186
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 6.964%, 8/15/38 (1) 243 238
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 137
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 6.688%, 5/15/41 (1) 245 244
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 340 296
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 6.161%, 3/15/36 (1) 315 303
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 6.311%, 3/15/36 (1) 170 162
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 6.838%, 5/15/39 (1) 195 193
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 7.187%, 6/15/39 (1) 270 268
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  42 41
6,826
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 129 128
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 92 88

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 35 34
250
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $15,128) 14,379
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 5.2%
U.S. Government Agency
Obligations  4.2%
Federal Home Loan Mortgage
3.50%, 3/1/46  78 74
5.00%, 7/1/25  — —
5.50%, 10/1/38  2 2
6.00%, 9/1/34 - 9/1/35  50 53
7.00%, 3/1/39  39 41
7.50%, 6/1/38  36 38
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.37%, 1/1/36  4 4
1Y CMT + 2.25%, 6.65%, 10/1/36  1 1
RFUCCT1Y + 1.625%, 6.847%, 4/1/37  5 5
RFUCCT1Y + 1.625%, 7.26%, 6/1/38  10 10
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  1 1
RFUCCT1Y + 1.733%, 7.606%, 10/1/36  3 3
RFUCCT1Y + 1.742%, 7.029%, 5/1/38  5 5
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  1 1
RFUCCT1Y + 1.775%, 7.232%, 5/1/37  2 2
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  2 2
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  1 1
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  2 2
RFUCCT1Y + 2.083%, 6.582%, 2/1/38  6 7
Federal Home Loan Mortgage, CMO,
2.00%, 2/15/40  13 13
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  179 160
2.50%, 1/1/52 - 5/1/52  285 249
3.00%, 11/1/34  116 112
4.00%, 12/1/49  30 29
4.50%, 5/1/50 - 10/1/52  1,949 1,917
5.50%, 8/1/53  244 248
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  2 2
RFUCCT1Y + 1.553%, 6.911%, 7/1/35  1 1
RFUCCT1Y + 1.584%, 6.331%, 12/1/35  5 5
RFUCCT1Y + 1.59%, 6.798%, 7/1/36  3 3
RFUCCT1Y + 1.655%, 7.529%, 8/1/37  1 1
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  1 —
RFUCCT1Y + 1.78%, 6.03%, 1/1/34  5 5
RFUCCT1Y + 1.788%, 6.538%, 5/1/38  2 2
RFUCCT1Y + 1.83%, 6.989%, 4/1/38  7 7
RFUCCT1Y + 1.853%, 7.631%, 8/1/38  4 5
RFUCCT1Y + 1.892%, 6.142%, 12/1/35  1 1
RFUCCT1Y + 1.906%, 7.28%, 5/1/38  4 4
Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 2.04%, 6.29%, 12/1/36  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  98 82
2.50%, 1/1/52 - 1/1/54  478 416
3.00%, 1/1/27  30 29
3.50%, 3/1/28 - 1/1/52  104 99
4.00%, 11/1/49 - 9/1/52  657 632
4.50%, 12/1/40 - 1/1/50  339 339
5.00%, 9/1/25 - 10/1/53  2,686 2,688
5.50%, 12/1/34 - 3/1/54  584 596
6.00%, 3/1/34 - 6/1/54  584 608
6.50%, 7/1/32 - 12/1/32  35 37
8,543
U.S. Government Obligations  1.0%
Government National Mortgage Assn.
2.00%, 3/20/52  19 16
3.00%, 9/20/47  605 557
3.50%, 7/20/52  726 682
4.00%, 10/20/50 - 10/20/52  183 177
5.00%, 12/20/34 - 11/20/47  206 211
5.50%, 3/20/48 - 3/20/49  32 34
Government National Mortgage Assn.,
TBA, 5.50%, 10/20/54 (7) 460 464
2,141
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $10,806) 10,684
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 23.7%
U.S. Treasury Obligations  23.7%
U.S. Treasury Notes, 3.50%, 9/30/26  3,140 3,131
U.S. Treasury Notes, 3.75%, 8/31/26  12,855 12,873
U.S. Treasury Notes, 3.75%, 8/15/27  1,490 1,497
U.S. Treasury Notes, 4.375%, 7/31/26  11,395 11,532
U.S. Treasury Notes, 4.625%, 6/30/26  11,305 11,478
U.S. Treasury Notes, 4.875%, 5/31/26 (8) 7,995 8,143
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed)
(Cost $48,220) 48,654
SHORT-TERM INVESTMENTS
 4.2%
Commercial Paper  1.7%
4(2)  1.7%(9)
Brunswick, 5.305%, 10/4/24  520 520
Conagra Foods, 5.588%, 10/15/24  595 594
Crown Castle International, 5.322%,
10/24/24  595 593
Jabil, 5.352%, 10/4/24  595 594
Targa Resources, 5.884%, 10/3/24  580 580
VF, 5.639%, 11/13/24  595 591
3,472

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Money Market Funds  2.5%
T. Rowe Price Government Reserve
Fund, 4.97% (10)(11) 5,130 5,130
5,130
Total Short-Term Investments
(Cost $8,602) 8,602
SECURITIES LENDING COLLATERAL
 0.9%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve
Fund, 4.97% (10)(11) 1,813 1,813
Total Investments in a Pooled Account
through Securities Lending Program
with State Street Bank and Trust
Company 1,813
Total Securities Lending Collateral
(Cost $1,813) 1,813
Total Investments in Securities 101.6%
(Cost $208,292) $ 208,655
Other Assets Less Liabilities (1.6)% (3,223)
Net Assets 100.0% $ 205,432
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $69,826 and represents 34.0% of net assets.
(2) All or a portion of this loan is unsettled as of September 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(4) All or a portion of this security is on loan at September 30, 2024.
(5) Level 3 in fair value hierarchy.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $265 and represents 0.1% of net assets.
(7) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $464 and represents 0.2%
of net assets.
(8) At September 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $3,472 and represents 1.7% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)

T. ROWE PRICE Limited-Term Bond Portfolio

.
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 417 (1) (1) —
Barclays Bank, Protection Bought (Relevant Credit: Omnicom Group), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/24 1,250 (3) (2) (1)
Citigroup Global Markets, Protection Bought (Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/24 596 (2) (1) (1)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,220 (2) (1) (1)
Total Bilateral Credit Default Swaps, Protection Bought (5) (3)
Total Bilateral Swaps (5) (3)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S43, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/29 2,938 67 67 —
Total Centrally Cleared Credit Default Swaps, Protection Sold —
Total Centrally Cleared Swaps —
Net payments (receipts) of variation margin to date —
Variation margin receivable (payable) on centrally cleared swaps $ —
** Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 36 U.S. Treasury Notes five year contracts 12/24 (3,956) $ 21
Short, 27 U.S. Treasury Notes ten year contracts 12/24 (3,086) (3)
Long, 265 U.S. Treasury Notes two year contracts 12/24 55,184 102
Short, 5 Ultra U.S. Treasury Bonds contracts 12/24 (665) 4
Short, 28 Ultra U.S. Treasury Notes ten year contracts 12/24 (3,312) 2
Net payments (receipts) of variation margin to date (182)
Variation margin receivable (payable) on open futures contracts $ (56)

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.97% $ — $ — $ 123 ++
Totals $ — # $ — $ 123 +
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government Reserve Fund, 4.97% $ 3,436 ¤ ¤ $ 6,943
Total $ 6,943 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $123 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,943.

T. ROWE PRICE Limited-Term Bond Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Limited-Term Bond Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE Limited-Term Bond Portfolio

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E303-054Q3 09/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 114,789 $ — $ 114,789
Short-Term Investments 5,130 3,472 — 8,602
Corporate Bonds — 83,254 197 83,451
Securities Lending Collateral 1,813 — — 1,813
Total Securities 6,943 201,515 197 208,655
Futures Contracts* 129 — — 129
Total $ 7,072 $ 201,515 $ 197 $ 208,784
Liabilities
Swaps* $ — $ 8 $ — $ 8
Futures Contracts* 3 — — 3
Total $ 3 $ 8 $ — $ 11
1
Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.